JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS - 99.3%

Aerospace & Defense - 0.9%
Northrop Grumman Corp.	33	12,398

Banks - 4.7%
Bank of America Corp.	726	23,849
Citigroup, Inc.	272	20,227
Wells Fargo & Co.	374	17,563

		61,639

Beverages - 3.4%
Coca-Cola Co. (The)	269	15,686
Constellation Brands, Inc., Class A	33	6,259
PepsiCo, Inc.	160	22,737

		44,682

Biotechnology - 1.9%
AbbVie, Inc.	150	12,145
Vertex Pharmaceuticals, Inc.*	55	12,460

		24,605

Building Products - 0.8%
Allegion plc	87	11,225

Capital Markets - 2.1%
Intercontinental Exchange, Inc.	90	8,937
Morgan Stanley	371	19,398

		28,335

Chemicals - 1.7%
DuPont de Nemours, Inc.	91	4,651
Linde plc (United Kingdom)	87	17,685

		22,336

Commercial Services & Supplies - 1.1%
Waste Connections, Inc.	158	15,178

Consumer Finance - 1.1%
American Express Co.	108	14,078

Electric Utilities - 1.8%
NextEra Energy, Inc.	90	24,116

Entertainment - 0.7%
Walt Disney Co. (The)	71	9,831

Food Products - 1.2%
Mondelez International, Inc., Class A	281	16,115

Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp.*	460	19,272
Danaher Corp.	113	18,227
Zimmer Biomet Holdings, Inc.	131	19,354

		56,853

Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	143	39,027

Hotels, Restaurants & Leisure - 0.8%
Yum! Brands, Inc.	96	10,103

Industrial Conglomerates - 3.5%
Honeywell International, Inc.	268	46,483

Insurance - 1.5%
Chubb Ltd.	131	19,919

Interactive Media & Services - 8.3%
Alphabet, Inc., Class A*	31	44,389
Alphabet, Inc., Class C*	33	47,826
Facebook, Inc., Class A*	84	16,952

		109,167

Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc.*	35	71,028

IT Services - 11.0%
Automatic Data Processing, Inc.	66	11,234
Fidelity National Information Services, Inc.	106	15,211
Fiserv, Inc.*	191	22,655
Mastercard, Inc., Class A	141	44,481
PayPal Holdings, Inc.*	157	17,931
Visa, Inc., Class A	97	19,220
WEX, Inc.*	68	14,751

		145,483

Machinery - 1.4%
Stanley Black & Decker, Inc.	119	19,008

Media - 3.2%
Charter Communications, Inc., Class A*	40	20,768
Comcast Corp., Class A	483	20,881

		41,649

Oil, Gas & Consumable Fuels - 1.9%
Diamondback Energy, Inc.	85	6,354
EOG Resources, Inc.	42	3,088
Marathon Petroleum Corp.	66	3,591
Pioneer Natural Resources Co.	85	11,481

		24,514

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	239	15,051
Eli Lilly & Co.	130	18,136
Merck & Co., Inc.	193	16,507
Pfizer, Inc.	240	8,934

		58,628

Road & Rail - 4.2%
Norfolk Southern Corp.	118	24,601
Union Pacific Corp.	170	30,448

		55,049

Semiconductors & Semiconductor Equipment - 5.5%
Broadcom, Inc.	143	43,593
NVIDIA Corp.	29	6,856
Texas Instruments, Inc.	187	22,598

		73,047

Software - 9.3%
Microsoft Corp.	630	107,179
salesforce.com, Inc.*	87	15,777

		122,956

Specialty Retail - 5.1%
AutoZone, Inc.*	10	10,338
Home Depot, Inc. (The)	151	34,496
Lowe’s Cos., Inc.	195	22,644

		67,478

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	216	66,864

TOTAL COMMON STOCKS (Cost $527,700)		1,311,794

SHORT-TERM INVESTMENTS - 0.2%

INVESTMENT COMPANIES - 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(a)(b)(Cost $1,998)	1,997	1,998

Total Investments - 99.5% (Cost $529,698)		1,313,792
Other Assets Less Liabilities - 0.5%		7,085

Net Assets - 100.0%		1,320,877

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1—Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2—Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3—Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities(a)	$ 1,313,792	$ –	$ –	$ 1,313,792

(a) All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.71%(a)(b)	$1,620	$54,070	$53,692	$—	(c)	$—	$1,998	1,997	$12	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.
(c)	Amount rounds to less than one thousand.